Equity (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Balance, Beginning	[1]	120,185,659	107,628,485
Issuance of shares		9,696,960	10,622,720
Exercise of share options		310,180	1,484,154
ADS granted			450,300
Balance, Ending	[1]	130,192,799	120,185,659

[1]	Net of 2,641,693 treasury shares of the Company held by the Company.